Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,681,800	$ 5,767,000	$ 3,826,100
Valuation allowance	(9,143,000)	(6,116,000)	(3,846,400)
Property and equipment	(10,200)	(10,500)	(7,100)
Goodwill	273,600	278,900
Intangible assets	153,000	35,800
Inventory allowance	17,800	17,800	5,400
Warranty accrual and other	27,000	27,000	22,000
Net Deferred Tax Assets